S000003424 [Member] Performance Management - Domini Impact Bond Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results:
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg U.S. Aggregate Bond Index. Wellington Management commenced submanagement services for the Fund on January 7, 2015. A different subadviser served as the Fund’s subadviser for periods prior to January 6, 2015. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class Y shares are those of the Investor shares. Class Y shares commenced operations on June 1, 2021. These returns have not been adjusted to take into account the lower expenses applicable to Class Y shares.
Updated information on the Fund’s investment results can be obtained by visiting domini.com/performance and by calling 1‑800‑582‑6757.
The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg U.S. Aggregate Bond Index.
Bar Chart [Heading]	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]
Highest/lowest quarterly results during this time period were: 7.03% (quarter ended 12/31/2023) and –6.54% (quarter ended 3/31/2022). The Fund’s year‑to‑date results as of the most recent calendar quarter ended 09/30/2025 were 5.36%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Narrative
After‑tax returns are shown only for Investor shares; after‑tax returns for other share classes will vary. After‑tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown only for Investor shares; after‑tax returns for other share classes will vary.
Performance Availability Website Address [Text]	domini.com/performance
Performance Availability Phone [Text]	1‑800‑582‑6757
Investor
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date
Bar Chart, Year to Date Return	5.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.03%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(6.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022